Note 8 - Notes Payable, Related Parties (Detail) (USD $)	3 Months Ended	12 Months Ended
	Apr. 04, 2011	Dec. 31, 2012	Dec. 31, 2011	Apr. 08, 2011
Related Party Transaction, Rate		6.00%
Interest Payable, Current		$ 8,516
Interest Payable, Noncurrent		1,372,743	1,372,743
Debt Conversion, Converted Instrument, Amount (in Dollars)	4,413,908
Debt Conversion, Converted Instrument, Shares Issued (in Shares)	1,358,126
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in Shares)	679,064			2,804,593
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per Item)	4.00			4.00
Gains (Losses) on Extinguishment of Debt (in Dollars)	(1,318,781)		(1,318,781)
Convertible Debt, Fair Value Disclosures (in Dollars)	8,011,545
Interest Expense, Debt		324,768	490,273
Fair Value [Member]
Warrants and Rights Outstanding	9,330,326
Note Payable To HealthTronics [Member]
Interest Payable, Current		$ 81,864	$ 81,864